Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Property and Equipment, Net [Abstract]
General and administrative expenses	$ 32,865	$ 39,764
Depreciation expense	$ 326,887	$ 397,643